Investment Contracts - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 020 | Synthetic GIC Contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 125,564	$ 145,255